Significant accounting policies (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Classification amortized cost	At amortized cost
Amortised cost	R$ 1,578,789	R$ 1,686,225
Classification redesignation description	At fair value through other comprehensive income
Financial Asset [Member] | Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Amortised cost	R$ 5,371
Financial Assets Redesignations [Member] | Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	5,371
Fair value adjustments in stockholders equity	(260)
FairValue	R$ 5,111